Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	FEDERAL HOME LOAN BANK OF SAN FRANCISCO
Entity File Number	000-51398
Entity Tax Identification Number	94-6000630
Entity Address, Address Line One	333 Bush Street, Suite 2700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	616-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	Nov. 02, 2026
Entity Central Index Key	0001316944
Amendment Flag	false
Entity Incorporation, State or Country Code	X1
Entity Emerging Growth Company	false